Share Capital and Reserve - Number of Stock Options and Warrants Excluded from the Computation of Diluted Earnings per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Stock Option Incentive Plan [member]
Earnings per share [line items]
Equity securities excluded from the calculation of diluted earnings per share	131,266	1,010,489
Warrants [member]
Earnings per share [line items]
Equity securities excluded from the calculation of diluted earnings per share	0	3,000,000
Restricted Share Rights [member]
Earnings per share [line items]
Equity securities excluded from the calculation of diluted earnings per share	52,411	0